Document and Entity Information	May 08, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 08, 2025
Entity File Number	001-37372
Entity Registrant Name	COLLEGIUM PHARMACEUTICAL, INC.
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	03-0416362
Entity Address, Address Line One	Suite 300
Entity Address, Adress Line Two	Stoughton
Entity Address, State or Province	MA
Entity Address, City or Town	Stoughton, MA 02072
Entity Address, Postal Zip Code	02072
City Area Code	781
Local Phone Number	713-3699
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	COLL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001267565
Amendment Flag	false